Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Estimated remaining useful lives of the components of depreciable assets, categorized by asset class, are as follows:

Hydro generation	1-49 years
Wind and Solar generation	1-30 years
Gas generation	1-34 years
Energy Transition	1-9 years
Capital spares and other	1-49 years
The Company recognized the following asset impairment charges (reversals):

Year ended Dec. 31	2023	2022	2021
Segments:
Hydro	(10)	21	5
Wind and Solar	(4)	43	12
Gas		—	5
Energy Transition	—	—	540
Corporate	—	(2)	27
Changes in decommissioning and restoration provisions on retired assets(1)	(34)	(53)	32
Intangible asset impairment charges - coal rights	—	—	17
Project development costs	—	—	10
Asset impairment charges (reversals)	(48)	9	648
(1)Changes relate to changes in discount rates and cash flow revisions on retired assets in 2023 and 2022 and cash flow revisions on retired assets in 2021. Refer to Note 23 for further details.
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Assets under construction	Land	Hydro	Wind and Solar	Gas generation	Energy Transition	Capital spares and other(1)	Total
Cost
As at Dec. 31, 2021	184	96	867	3,276	4,087	4,513	366	13,389
Additions(2)	891	—	—	—	—	—	6	897
Additions from development projects	17	—	—	—	—	—	12	29
Disposals	—	(3)	—	—	(1)	(216)	—	(220)
Impairment (charges) reversals (Note 7)	2	—	(21)	(43)	—	—	—	(62)
Changes to decommissioning and restoration costs (Note 23)	—	—	(15)	(59)	(12)	10	2	(74)
Retirement of assets	—	—	(9)	(9)	(12)	(7)	(2)	(39)
Change in foreign exchange rates	13	—	—	45	(4)	97	2	153
Transfers of assets(3)	(144)	—	18	23	472	(423)	(7)	(61)
As at Dec. 31, 2022	963	93	840	3,233	4,530	3,974	379	14,012
Additions(2)	869	—	—	—	—	—	6	875
Disposals	—	(3)	—	—	—	(30)	—	(33)
Impairment reversals (Note 7)	—	—	10	4	—	—	—	14
Changes to decommissioning and restoration costs (Note 23)	—	—	3	14	(22)	3	(1)	(3)
Retirement of assets	—	—	(7)	(18)	(124)	(7)	(108)	(264)
Change in foreign exchange rates	(26)	—	—	(18)	(7)	(42)	(1)	(94)
Transfers of assets(3)	(572)	—	38	439	50	16	31	2
Transfers to finance lease receivable (Note 17)	—	—	—	(61)	(4)	—	—	(65)
As at Dec. 31, 2023	1,234	90	884	3,593	4,423	3,914	306	14,444
Accumulated depreciation
As at Dec. 31, 2021	—	—	468	1,093	2,178	4,150	180	8,069
Depreciation	—	—	21	130	308	63	16	538
Retirement of assets	—	—	(8)	(6)	(10)	(7)	(2)	(33)
Disposals	—	—	—	—	(1)	(211)	—	(212)
Change in foreign exchange rates	—	—	—	11	2	89	—	102
Transfers of assets(3)	—	—	(3)	—	335	(340)	—	(8)
As at Dec. 31, 2022	—	—	478	1,228	2,812	3,744	194	8,456
Depreciation	—	—	25	129	342	73	16	585
Retirement of assets	—	—	(4)	(15)	(101)	(7)	(108)	(235)
Disposals	—	—	—	—	—	(30)	—	(30)
Change in foreign exchange rates	—	—	—	(5)	(3)	(39)	—	(47)
Transfers in (out) of PP&E(3)	—	—	—	—	(1)	2	—	1
As at Dec. 31, 2023	—	—	499	1,337	3,049	3,743	102	8,730
Carrying amount
As at Dec. 31, 2021	184	96	399	2,183	1,909	363	186	5,320
As at Dec. 31, 2022	963	93	362	2,005	1,718	230	185	5,556
As at Dec. 31, 2023	1,234	90	385	2,256	1,374	171	204	5,714
(1)Includes major spare parts and standby equipment available, but not in service.
(2)In 2023, the Company capitalized $57 million (2022 – $16 million) of interest to PP&E in at a weighted average rate of 6.3 per cent (2022 – 6.0 per cent).
(3)Includes transfers of assets upon commissioning to assets in service and other movements.